OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Minimum contractual future revenues to be received on time charters
The minimum contractual future revenues to be received on time charters as of December 31, 2011, were as follows:

Year ending December 31,	Total
(in thousands of $)
2012	388,742
2013	342,076
2014	352,200
2015	273,964
2016	257,510
2017 and thereafter	932,114
Total	2,546,606	[1]

[1]   This excludes additional revenues relating to the amendment to the terms of the Golar Winter charter signed in January 2012. The amendment includes an increase in charter hire rates and an extension of the charter hire by five years from 2019 to 2024 contingent upon the completion of the modification work to the Golar Winter.  The amendment to the charter was effected in January 2012.

Future minimum rental payments under non-cancellable operating leases	The future minimum rental payments under the Company's non-cancellable operating leases are as follows:

Year ending December 31,	Total
(in thousands of $)
2012	735
2013	342
Total minimum lease payments	1,077